SETTLEMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
SETTLEMENT

NOTE 18 – SETTLEMENT

On June 13, 2019, the Company, through its wholly-owned subsidiary, HighDrate, entered into the Settlement Agreement with Tre Holdco. Pursuant to the Settlement Agreement, Tre Holdco assigned U.S. Trademark Reg. No. 5,351,770 for “Highdrate” to the Company and, in exchange, the Company paid to Tre Holdco a cash payment of $22,500 and issued to Tre Holdco 500,000 shares Common Stock. On June 17, 2019, the Company issued these shares. The per-share fair market value at the date of issuance was $0.1185. The “HighDrate” trademark is included in intangible assets at a total value of $81,750, net of accumulated amortization in the accompanying Consolidated Balance Sheets dated June 30, 2020 and December 31, 2019. See Note 4, Goodwill and Intangible Assets, for additional information.

On June 13, 2019, the Company, through its wholly-owned subsidiary, HighDrate, entered into a Confidential Settlement Agreement (the “Settlement Agreement”) with Tre Holdco Inc. (“Tre Holdco”). Pursuant to the Settlement Agreement, Tre Holdco assigned U.S. Trademark Reg. No. 5,351,770 for the mark “Highdrate” to the Company and, in exchange, the Company paid to Tre Holdco a cash payment in the amount of $22,500 and issued to Tre Holdco 500,000 shares of Common Stock. The shares were issued on June 17, 2019 and, on such date, the per-share fair market value, based on the closing price of common stock as reported by the OTCM, was $0.1185, representing a total fair value of $59,250.

NOTE 17 – SETTLEMENT

On June 13, 2019, the Company, through its wholly-owned subsidiary, HighDrate, entered into a Confidential Settlement Agreement (the “Settlement Agreement”) with Tre Holdco Inc. (“Tre Holdco”). Pursuant to the Settlement Agreement, Tre Holdco assigned U.S. Trademark Reg. No. 5,351,770 for the mark “Highdrate” to the Company and, in exchange, it paid to Tre Holdco a cash payment in the amount of $22,500 and issued to Tre Holdco 500,000 shares of its Common Stock. The shares were issued on June 17, 2019 and, on such date, the per-share fair market value, based on the closing price of the Common Stock as reported by the OTCM, was $0.1185, or an aggregate fair market value of $59,245. The “HighDrate” trademark is included in intangible assets at a total value of $81,750, net of accumulated amortization in the accompanying Consolidated Balance Sheet dated December 31, 2019. Please see Note 4, Goodwill and Intangible Assets, for additional information.